Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Issuance of Equity Warrants to Investors and Associate	Equity Warrants to investors and associated with the IPO, as of June 30, 2024:
Number of warrants/ options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
7,860,861	September 13, 2022	$2.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading
187,500	September 15, 2022	$5.31	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
23,640	September 15, 2022	$4.23	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor

Schedule of Options Activity	Below is a summary of the Company’s option activity and related information with respect to options outstanding at the beginning and end of each period:
	Number of Options	Weighted-average exercise price

Outstanding as of January 1, 2024	1,454,764	$0.777

Expired or forfeited	(5,000)	$1.317

Outstanding as of June 30, 2024	1,449,764	$0.775

Exercisable as of June 30, 2024	956,042	$0.586

Schedule of Options to Consultants	The Company’s outstanding options to consultants as of June 30, 2024 were as follows:
Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Services rendered	110,655	$0.003	110,655
2017	Services rendered	36,885	$0.003	36,885
2021	Services rendered	69,090	$0.003 - $2.25	69,090
2023	Services rendered	100,000	$0.546	51,111